Cover Page	6 Months Ended
Jun. 30, 2025
Cover [Abstract]
Document Type	6-K
Entity File Number	001-41110
Entity Registrant Name	GRAB HOLDINGS LIMITED
Entity Address, Address Line One	3 Media Close, #01-03/06
Entity Address, City or Town	Singapore
Entity Address, Postal Zip Code	138498
Amendment Flag	false
Document Period End Date	Jun. 30, 2025
Entity Central Index Key	0001855612
Current Fiscal Year End Date	--12-31